UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ]is  a  restatement.
                                                [ ]adds  new  holdings
                                                   entries.
Institutional  Investment  Manager  Filing  this  Report:

Name:      Daniel S. Kampel Associates, Inc.
           -----------------------------------------------------
Address:   600 Third Avenue, New York, New York 10016
           -----------------------------------------------------

Form  13F  File  Number:  28-01764
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Margaret A. Dolan
        -------------------------
Title:  Vice President
        -------------------------
Phone:  212-661-1397
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Margaret A. Dolan                New York, New York               11/13/2000
---------------------                ------------------               ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name
28-01764         Margaret A. Dolan
---------------  -----------------------------------------

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report  Summary:5
Number of Other Included Managers:                       0
                                              ------------

Form  13F  Information  Table  Entry  Total:            33
                                              ------------

Form  13F  Information  Table  Value  Total:  $191,092,406
                                              ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING  AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
AGILENT TECHNOLOGIES           COMMON STOCK     00846U101  3910106   79900          SOLE              79900      0    0
AMERICAN INT'L GROUP           COMMON STOCK     026874107 11226345  117323          SOLE             117323      0    0
AMERICA ONLINE                 COMMON STOCK     02364J10   4902000   91200          SOLE              91200      0    0
BED BATH AND BEYOND            COMMON STOCK     075896100  4187870  171700          SOLE             171700      0    0
BROADCOM CORP                  COMMON STOCK     111320107  4887188   20050          SOLE              20050      0    0
CATERPILLAR INC                COMMON STOCK     149123101   776250   23000          SOLE              23000      0    0
CLEAR CHANNEL COMMUN           COMMON STOCK     184502102  3387740   59960          SOLE              59960      0    0
CHEVRON                        COMMON STOCK     166751107  5251400   61600          SOLE              61600      0    0
CHASE MANHATTAN                COMMON STOCK     16161A10   5280386  114325          SOLE             114325      0    0
CISCO SYSTEM, INC.             COMMON STOCK     17275R102  8240538  149150          SOLE             149150      0    0
WALT DISNEY CO                 COMMON STOCK     254687106  4953375  129500          SOLE             129500      0    0
EMC CORP                       COMMON STOCK     268648102  6710763   67700          SOLE              67700      0    0
FORD MOTOR CORP.               COMMON STOCK     345370860  4721439  186526          SOLE             186526      0    0
FEDERATED DEPARTMENT STORES    COMMON STOCK     31410H10   1831363   70100          SOLE              70100      0    0
FANNIE MAE                     COMMON STOCK     313586109  5970250   83500          SOLE              83500      0    0
FEDERAL HOME LOAN MORTGAGE     COMMON STOCK     313400301  5755494  106460          SOLE             106460      0    0
GENERAL ELECTRIC CO.           COMMON STOCK     369604103 12281669  212900          SOLE             212900      0    0
CORNING INC.                   COMMON STOCK     219350105  7395300   24900          SOLE              24900      0    0
HOME DEPOT INC                 COMMON STOCK     437076102  6333009  119350          SOLE             119350      0    0
HEWLETT PACKARD CORP           COMMON STOCK     428236103  4898500   50500          SOLE              50500      0    0
INTEL CORP                     COMMON STOCK     458140100  4272625  102800          SOLE             102800      0    0
JOHNSON & JOHNSON              COMMON STOCK     478160104  7430456   79100          SOLE              79100      0    0
JEFFERSON PILOT CORP           COMMON STOCK     475070108  4676588   68900          SOLE              68900      0    0
LUCENT TECHNOLOGIES            COMMON STOCK     549463107  3590116  117468          SOLE             117468      0    0
MEDTRONIC INC                  COMMON STOCK     585055106  8025756  154900          SOLE             154900      0    0
MICROSOFT CORP.                COMMON STOCK     594918104  5198938   86200          SOLE              86200      0    0
NORTEL NETWORKS                COMMON STOCK     656569100  4294456   72100          SOLE              72100      0    0
PFIZER INC                     COMMON STOCK     717081103  8610025  191600          SOLE             191600      0    0
SCHLUMBERGER LTD.              COMMON STOCK     806857108  5229313   63530          SOLE              63530      0    0
SUN MICROSYSTEMS               COMMON STOCK     866810104 11710025  100300          SOLE             100300      0    0
WORLDCOM INC.                  COMMON STOCK     98157D106  4478794  147450          SOLE             147450      0    0
WAL-MART STORES                COMMON STOCK     931142103  3325438   69100          SOLE              69100      0    0
EXXON MOBIL CORP               COMMON STOCK     30231G102  7348891   82456          SOLE              82456      0    0